PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment, gross		$ 50,324	$ 50,000
Less accumulated depreciation		(47,919)	(44,000)
Property, plant and equipment, net	$ 1,721	2,405	6,000
Equipment [Member]
Property, plant and equipment, gross		16,439	16,000
Furniture and Fixtures [Member]
Property, plant and equipment, gross		7,740	8,000
Leasehold improvements [Member]
Property, plant and equipment, gross		$ 26,145	$ 26,000